FAIR VALUE OF FINANCIAL INSTRUMENTS - Fair Value Measurements (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Fair Value Measurements [Line Items]
Cash and cash equivalents	$ 62,349	$ 32,132
Restricted cash	99,009	29,529
Long-term debt	(345,031)	(299,709)
Level I
Fair Value Measurements [Line Items]
Cash and cash equivalents	62,349
Restricted cash	99,009
Long-term debt	0
Level II
Fair Value Measurements [Line Items]
Cash and cash equivalents	0
Restricted cash	0
Long-term debt	(345,031)
Level III
Fair Value Measurements [Line Items]
Cash and cash equivalents	0
Restricted cash	0
Long-term debt	$ 0